AVAILABLE FOR SALE SECURITIES (Details) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2018 shares	Jun. 30, 2018 shares	Jun. 30, 2015 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares
Debt Securities, Available-for-sale [Line Items]
Document Period End Date				Dec. 31, 2018
Proceeds from Sale of Available-for-sale Securities				$ 45,600
Equity Securities, FV-NI, Unrealized Gain (Loss)				12,277	$ 0	$ 0
Amortized cost				76,234	194,184
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				644	(100,382)	(78,960)
Unrealised Gain or Loss on Marketable Securities				10,940	(100,382)
Marketable Securities				87,174	93,802
Debt and Equity Securities, Realized Gain (Loss)				13,477	0	0
Stock Issued During Period, Shares, Purchase of Assets | shares		4,024,984
Dividend income from related parties				0	3,300	11,550
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			55,000,000
Available-for-sale securities impairment charge				0	4,410	0
Unrealized loss from investment securities classified as available-for-sale securities reclassified to Consolidated Statement of Operations				0	2,106	$ 0
Corporate Bond Securities_Golden Close Senior [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				0	17,754
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				0	2,240
Marketable Securities				0	15,514
Coporate Bond Securities_Golden Close Convertible [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				0	9,960
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				0	0
Marketable Securities				0	9,960
Corporate Bond Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				12,601	43,342
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				(644)	1,600
Marketable Securities				13,245	41,742
Common stock - Frontline Ltd [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				50,490	150,004
Unrealised Gain or Loss on Marketable Securities				(10,340)	99,514
Marketable Securities				60,830	50,490
Common Stock [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				63,633	150,842
Unrealised Gain or Loss on Marketable Securities				10,296	98,782
Marketable Securities				73,929	52,060
Corproate Bond Securities_Golden Close Super Senior [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				0	2,561
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				0	(347)
Marketable Securities				0	2,908
Common stock - NorAm Drilling [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				3,035	730
Unrealised Gain or Loss on Marketable Securities				(893)	(732)
Marketable Securities				$ 3,928	1,462
Debt Securities, Available for Sale, Share Consolidation Ratio	20
Number of shares held after share consolidation | shares	601,023
Conversion of Stock, Shares Issued | shares				623,447
Stock Issued During Period, Shares, Purchase of Assets | shares				41,756
Investment Owned, Balance, Shares | shares				1,266,226
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						12,000,000
Payments to Acquire Marketable Securities						$ 700
Golden Close [Member]
Debt Securities, Available-for-sale [Line Items]
Marketable Securities				$ 0	28,490
Common Stock, Golden Close [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				108	108
Unrealised Gain or Loss on Marketable Securities				108	0
Marketable Securities					108
Available-for-sale securities impairment charge				3,900
Common Stock, ADS [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				10,000	0
Unrealised Gain or Loss on Marketable Securities				829	0
Marketable Securities				9,171	0
Corporate Bond Securities_NorAm Drilling [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				4,715	5,181
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				(477)	(293)
Marketable Securities				5,192	5,474
Corporate Bond Securities_Oro Negro [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost				7,886	7,886
Accumulated Other Comprehensive Income (Loss), Debt Securities, Available-for-sale, Adjustment, after Tax				(167)	0
Marketable Securities				$ 8,053	$ 7,886